SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of Non-Controlling Interest Equity

As of September 30, 2025 and March 31, 2025, non-controlling interest equity consisted of the following:

	Percentage of	As of
Entity	ownership of non-controlling interest	September 30, 2025	March 31, 2025
Shanghai	45%	$33,576	$65,652
Beijing	45%	910,063	867,501
Qinghai	45%	162,523	193,753
Harbin	45%	374,624	436,332
Zhengzhou	45%	245,742	277,424
Chengdu	45%	279,492	268,966
Guangzhou	45%	328,754	310,888
Changchun	45%	252,742	275,496
Hefei	45%	189,983	278,903
Hangzhou	45%	421,623	437,487
Tianjin	45%	534,253	477,013
Shenzhen	45%	97,650	122,690
Qingdao	45%	93,365	93,626
Kunming	45%	798,503	740,138
Xi’an	45%	170,986	174,271
Shijiazhuang	45%	641,522	652,868
Ningbo	45%	191,982	192,754
Chongqing	45%	131,265	156,366
Changyun (1)	45%	47,005	48,995
Suzhou	45%	14,778	10,800
Changzhou	45%	3,503	5,096
Zibo	45%	7,098	—
Total non-controlling interest		$5,931,032	$6,087,019
(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.

As of March 31, 2025 and 2024, non-controlling interest equity consisted of the following:

	Percentage of ownership of	As of
Entity	non-controlling interest	March 31, 2025	March 31, 2024
Shanghai	45%	$65,652	$234,941
Beijing	45%	867,501	771,142
Qinghai	45%	193,753	235,710
Harbin	45%	436,332	463,615
Zhengzhou	45%	277,424	361,825
Chengdu	45%	268,966	260,054
Guangzhou	45%	310,888	279,086
Changchun	45%	275,496	331,372
Hefei	45%	278,903	262,357
Hangzhou	45%	437,487	448,796
Tianjin	45%	477,013	401,220
Shenzhen	45%	122,690	147,123
Qingdao	45%	93,626	95,005
Kunming	45%	740,138	649,401
Xi’an	45%	174,271	260,115
Shijiazhuang	45%	652,868	601,817
Ningbo	45%	192,754	180,341
Chongqing	45%	156,366	166,827
Changyun (1)	45%	48,995	214,686
Nanjing (2)	45%	—	—
Suzhou	45%	10,800	—
Changzhou	45%	5,096	—
Zibo	45%	—	—
Total non-controlling interest		$6,087,019	$6,365,433
●	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.

●	The entity was dissolved on October 15, 2024.

Schedule of Inventories, Net and Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electronic equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful Life
Electric equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	For the Six Months Ended September 30, 2025		For the Six Months Ended September 30, 2024		March 31, 2025
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB 7.1203	US$1=RMB 7.1946	US$1=RMB 7.0149	US$1=RMB 7.2008	US$1=RMB 7.2579	US$1=RMB 7.2168
US$ against HK$	US$1= HK$ 7.7813	US$1= HK$ 7.8126	US$1= HK$ 7.7702	US$1= HK$ 7.8083	US$1= HK$ 7.7793	US$1= HK$ 7.7928

The following table outlines the currency exchange rates that were used in creating the financial statements in this report:

	March 31, 2025		March 31, 2024		March 31, 2023
	Year-end	Average	Year-end	Average	Year-end	Average
	spot rate	rate	spot rate	rate	spot rate	rate
US$ against RMB	US$1=RMB 7.2579	US$1=RMB 7.2168	US$1=RMB 7.2221	US$1=RMB 7.1530	US$1=RMB 6.8680	US$1=RMB 6.8526
US$ against HK$	US$1= HK$ 7.7793	US$1= HK$ 7.7928	—	—	—	—

Schedule of Revenue Recognition

The Company’s disaggregation of revenues for the six months ended September 30, 2025 and 2024 are as the following:

	For the Six Months Ended
	September 30,
	2025	2024
Revenue from sales of equipment	$6,873,504	$5,480,454
Revenue from maintenance services	377,585	595,531
Revenue from leasing of equipment	536,401	632,556
Revenue from financing	2,775	3,937
Total revenue	$7,790,265	$6,712,478
Timing of revenue recognition
Equipment transferred at a point in time	6,873,504	5,480,454
Services rendered over time	916,761	1,232,024
Total revenue	$7,790,265	$6,712,478

The Company’s disaggregation of revenues for the years ended March 31, 2025, 2024 and 2023 are as the following:

	For the Years Ended
	March 31,
	2025	2024	2023
Revenue from sales of equipment	$11,020,511	$13,627,509	$15,117,845
Revenue from maintenance services	1,207,687	2,090,109	2,184,692
Revenue from leasing of equipment	1,236,517	1,234,320	1,109,840
Revenue from financing	7,397	12,019	12,935
Total revenue	$13,472,112	$16,963,957	$18,425,312
Timing of revenue recognition
Equipment transferred at a point in time	$11,020,511	$13,627,509	$15,117,845
Services rendered over time	2,451,601	3,336,448	3,307,467
Total revenue	$13,472,112	$16,963,957	$18,425,312